Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	352,409.06
Total Transaction Valuation	2,551,839,708.78
Total Offset Amount	0.00
Net Fee	$ 352,409.06
Offering Table N/A
Offset Table N/A	N/A